As filed with the Securities and Exchange Commission on October 27, 2004
                       File Nos. 333-117597 and 811-21606

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                        Pre-Effective Amendment No. __1__                    [X]
                       Post-Effective Amendment No. _____                    [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                               Amendment No. __1__                           [X]

                        (Check appropriate box or boxes)


                             TILSON INVESTMENT TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 773-3863
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                              F. Scott Thomas, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                         Charlotte, North Carolina 28202


Approximate Date of Proposed Public Offering:

                                  As soon as practicable after the
                                  Effective Date of this Registration Statement
                                  ---------------------------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                                     PART A
                                     ======

                                    FORM N-1A

                                   PROSPECTUS


Tilson Focus Fund - CUSIP Number 886888106
Tilson Dividend Fund - CUSIP Number 886888205


________________________________________________________________________________

                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND

                              Each a series of the
                             Tilson Investment Trust
________________________________________________________________________________


                                   PROSPECTUS
                                November __, 2004


This prospectus includes information about the two Tilson Funds - Tilson Focus Fund and Tilson Dividend Fund (each a "Fund" and, collectively, the "Funds"). This prospectus includes information about the Funds that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-800-___-____.


                               Investment Advisor
                               ------------------

                            T2 PARTNERS MANAGEMENT LP
                        145 East 57th Street, Suite 1100
                            New York, New York 10022




The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


THE FUNDS......................................................................3
---------

         Investment Objectives.................................................3
         Principal Investment Strategies.......................................3
              Tilson Focus Fund................................................3
              Tilson Dividend Fund.............................................5
         Principal Risks of Investing in the Funds.............................6
         Performance Information...............................................9
         Fees and Expenses of the Funds.......................................10

MANAGEMENT OF THE FUNDS.......................................................11
-----------------------

         Investment Advisor...................................................11
         Investment Sub-Advisor...............................................11
         Portfolio Management Team............................................12
         Board of Trustees....................................................14
         Administrator........................................................14
         Transfer Agent.......................................................14
         Distributor..........................................................14

INVESTING IN THE FUNDS........................................................15
----------------------

         Minimum Investment...................................................15
         Purchase and Redemption Price........................................15
         Buying or Selling Shares Through A Financial Intermediary............16
         Purchasing Shares....................................................16
         Redeeming Your Shares................................................19

OTHER IMPORTANT INVESTMENT INFORMATION........................................21
--------------------------------------

         Dividends, Distributions, and Taxes..................................21
         Financial Highlights.................................................23
         Additional Information...............................................23

                                    THE FUNDS
                                    ---------

INVESTMENT OBJECTIVES

The Tilson Focus Fund ("Focus Fund") seeks long-term capital appreciation and the Tilson Dividend Fund ("Dividend Fund") seeks maximum total return through a combination of capital appreciation and current income. Each of the Funds' investment objective may be changed without shareholder approval and each Fund is a non-diversified, open-end fund series of the Tilson Investment Trust ("Trust").


PRINCIPAL INVESTMENT STRATEGIES

Tilson Focus Fund

In seeking to achieve its investment objective, the Focus Fund invests in common stocks of companies that the Focus Fund's investment advisor, T2 Partners Management LP ("Advisor"), believes are undervalued in the securities markets. The Focus Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants).

To select equity securities for the Focus Fund, the Advisor seeks to identify companies that it understands well and that possess one or more of the following characteristics:

     o    Positive (or projected positive) revenue or profit trends;
     o Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company's ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;
     o    Strong free cash flow generation;
     o    Powerful and sustainable competitive advantages;
     o Management team that: a) operates the business well and has a sound strategy to build it over time; b) allocates capital wisely to enhance shareholder value; and c) has high integrity; or
     o Policies (e.g., compensation structures) that do not significantly dilute shareholders' ownership.

Most importantly, the Advisor seeks to identify companies whose stocks are trading, in the opinion of the Advisor, at a substantial discount -- preferably at least 50% -- to their intrinsic value. In determining discount to intrinsic value, the Advisor considers the following factors:

     o    Substantial   discount  from  a  price  at  which  the  securities  of
          comparable businesses have been sold in arms' length transactions between parties judged to be competent businesspersons;

     o Substantial discount to the value of the business determined by cash flow analysis and qualitative strengths; and/or

     o Substantial discount from asset value based on the total value of the company's individual parts and assets, less the present value of its liabilities.

The Focus Fund typically invests in equity securities of U.S. companies, but may also invest in derivative securities, such as put and call options, below investment-grade debt, and foreign issuers and make short sales. The Focus Fund does not have specific market capitalization targets for its portfolio, so it may invest in stocks of any market capitalization. The Focus Fund generally seeks to purchase securities with a long-term (1-5 year) investment horizon, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time. As a non-diversified investment company, the Focus Fund has the flexibility to hold a small number of equity securities even when fully invested.

The Focus Fund generally sells securities when the Advisor believes that they are no longer undervalued or when the Advisor believes other opportunities are more attractive.

While the Focus Fund's primary focus is investment in equity securities, the Focus Fund has flexibility to invest in other types of securities when the Advisor believes they offer more attractive opportunities or as a temporary defensive measure in response to adverse market, economic, political, or other conditions, or to meet liquidity, redemption, and short-term investing needs. The Focus Fund may from time to time determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Focus Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Focus Fund may invest up to 100% of its assets in these investments. To the extent that the Focus Fund invests in money market instruments or other investment companies, shareholders of the Focus Fund would indirectly pay both the Focus Fund's expenses and the expenses relating to those other investment companies with respect to the Focus Fund's assets invested in such investment companies. To the extent the Focus Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Focus Fund may also hold U.S. government securities, repurchase agreements, money market instruments, and/or shares of other investment companies for various reasons including to provide for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for the Focus Fund's operating expenses.

Tilson Dividend Fund

In seeking to achieve its objective, the Dividend Fund invests in common stocks of companies that the Advisor and the Dividend Fund's investment sub-advisor, Centaur Capital Partners, L.P. (collectively, "Advisors"), believe are undervalued in the securities markets, but which also offer high dividend yields relative to the yield of the broad market averages such as the S&P 500 Total Return Index ("S&P 500"). The Dividend Fund typically invests in common stocks and other equity securities including real estate investment trusts (REITs), publicly traded master limited partnerships (MLPs), royalty trusts, preferred stocks, convertible bonds, convertible preferred stocks, and warrants. The Advisors also anticipate the moderate and prudent use of covered call options to further the Dividend Fund's goal of current income. In addition, at the discretion of the Advisors, the Dividend Fund may allocate its capital to bonds and short-term instruments. Bonds include all varieties of fixed-income securities including investment-grade and lower-quality debt securities maturing in more than one year. Short-term/money market instruments include all types of short-term and money market instruments.

The Advisors will vary the percentage of the Dividend Fund's assets allocated to each of the above categories based on the Advisors' judgment of attractive investment opportunities as well as market and economic conditions. The Advisors regularly review the Dividend Fund's allocations and make changes to favor investments that it believes will provide the most favorable outlook for achieving the Fund's investment objective.

In selecting stocks for the Dividend Fund, the Advisors use identical criteria as the Focus Fund, but will also seek high dividend yields. Another differentiating feature of the Dividend Fund relative to the Focus Fund is that the Advisors will be more likely to buy a security at a more modest discount to the Advisors' estimate of intrinsic value if the Advisors believe that the security's dividend yield is sufficiently high, secure and/or likely to grow over time. The Advisors also expect to generate income from the purchase of high-quality securities, ideally at a discount to intrinsic value, in combination with selling covered call options on such securities. Securities so purchased will be selected based upon the attractiveness and security of the underlying stock as well as the income potential of the covered call options. The Advisors of the Dividend Fund intend to use the above strategies to structure the Dividend Fund's investment portfolio in such a way as to achieve an income yield superior to that of the S&P 500.

In selecting bonds for the Dividend Fund, the Advisors examine the relationships of current yield and risk of investment-grade bonds as compared to available equity securities.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Dividend Fund may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Dividend Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Dividend Fund may invest up to 100% of its assets in these investments. To the extent that the Dividend Fund invests in money market instruments or other investment companies, shareholders of the Dividend Fund would indirectly pay both the Dividend Fund's expenses and the expenses relating to those other investment companies with respect to the Dividend Fund's assets invested in such investment companies. To the extent the Dividend Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective. Under normal circumstances however, the Dividend Fund may also hold U.S. government securities, repurchase agreements, money market instruments, and/or shares of other investment companies for various reasons including to provide for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for the Dividend Fund's operating expenses.



PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investments in the Funds are subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that either of the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

o Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

o Management Style Risk. Different types of securities (e.g., growth vs. value; small cap vs. large cap) tend to shift into and out of favor with stock market investors, depending on market and economic conditions. Because the Funds may at times concentrate their investments in certain types of securities, if these types of securities fall out of favor, the Funds' net asset values may be adversely affected.

o Sector Focus Risk. Another area of risk involves the potential focus of the Funds' assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invests more heavily in a particular sector, the value of their shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share prices may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may invest in more heavily will vary.

o Foreign Securities Risk. To the extent the Funds invest in foreign securities, these securities may involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economics that are less developed. In addition, the sale of a foreign security may subject the Funds to foreign tax withholding which can reduce the Funds' returns and the value of your shares. See the Funds' Statement of Additional Information ("SAI") for additional information regarding foreign securities risk.

o Non-diversified Fund Risk. The Funds are non-diversified funds. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

o Portfolio Turnover Risk. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held due to securities no longer being undervalued in the opinion of the Advisor and/or in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell its particular portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for each of the Funds is expected to be less than 100%.

o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to the a Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Funds when investing a portion of its assets in "junk bonds" or lower than investment-grade securities.

o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the Fund's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also, when interest rates drop, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the amount prepaid by those owners must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

o Maturity Risk. Maturity risk is another factor that can affect the value of a Fund's debt holdings. A Fund does not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch") or Baa by Moody's or higher are considered investment-grade securities. A Fund may invest in various rated investment-grade securities including securities rated Baa by Moody's or
     BBB by S&P or Fitch. While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

o Junk Bonds or Lower-rated Securities Risk. Debt securities rated below BBB by S&P or Fitch and Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o Real Estate Securities. To the extent a Fund invests in companies that invest in real estate, such as REITs, that Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations and economic and political factors that negatively impact the real estate market.





PERFORMANCE INFORMATION

Because the Funds have no operating history, there is no performance information for the Funds to be presented here. However, you may request a copy of the Funds' Annual and Semi-annual Reports once they become available, at no charge, by calling the Funds at 1-800-___-____.

FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

                         Shareholder Fees for the Funds
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum Sales Charge (Load) Imposed On Purchases
       (as a percentage of offering price) .............................None
   Redemption Fee (as a % of amount redeemed)..........................2.00%^1

                 Annual Fund Operating Expenses for the Funds^2
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

                                                            Focus     Dividend
                                                            Fund        Fund
                                                            ----        ----
   Management Fees..........................................1.50%       1.50%
   Distribution and/or Service (12b-1) Fees.................0.00%       0.00%
   Other Expenses...........................................0.45%       0.45%
                                                            -----       -----
   Total Annual Fund Operating Expenses.....................1.95%       1.95%
                                                            =====       =====

   ^1The redemption fee ("Redemption Fee") is charged upon any redemption of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the respective Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. The Redemption Fee does not apply to shares purchased by reinvesting dividends or capital gain distributions, or on amounts representing capital appreciation of shares. See the section entitled "Redeeming Your Shares - Fees on Redemptions" for additional information regarding the applicability of the Redemption Fee.

   ^2Since the Funds are newly  organized,  the expenses  shown in the chart are based on estimated expenses for the current fiscal year. The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1
     Plan) to not more than 0.45% of the average daily net assets of each of the Funds for the fiscal year ending August 31, 2005. As a result, the Focus Fund's and Dividend Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 1.95% (assuming a variable performance incentive fee of 1.50% with respect to the Focus Fund) of each respective Fund's average daily net assets, as indicated in the table. See the section entitled "Management of the Funds-Investment Advisor" for more information of the Focus Fund's variable performance incentive fee. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Funds.

Example: This example shows you the expenses you may pay over time by investing in each of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in one of the Funds for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% return each year; and
     (5)  The Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above. The Redemption Fee (equal to 2.00% of the value of shares redeemed as described above within one year of purchase) is not included in these calculations. If that fee were included, your costs would be higher.

      --------------------------------- --------------- -------------
                    Fund                    1 Year         3 Years
      --------------------------------- --------------- -------------
         Focus Fund                          $198           $612
      --------------------------------- --------------- -------------
         Dividend Fund                       $198           $612
      --------------------------------- --------------- -------------



                             MANAGEMENT OF THE FUNDS
                             -----------------------

INVESTMENT ADVISOR

The Funds' investment advisor is T2 Partners Management LP, 145 East 57th Street, Suite 1100, New York, New York 10022. The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Funds. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor, organized as a Delaware limited partnership, is controlled by Whitney R. Tilson and Glenn H. Tongue. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1998. The Advisor currently has approximately $73 million in assets under management.

Advisor Compensation.

     o Focus Fund. As full compensation for the investment advisory services provided to the Focus Fund, the Advisor receives monthly compensation which is a variable performance incentive fee comprised of an annual fixed rate fee of 1.50% of average daily net assets (fulcrum fee), which is subject to a monthly performance incentive fee adjustment (performance adjustment) in accordance with a schedule of rates. As illustrated in the fee table below, the Advisor will receive the fulcrum fee rate if the Focus Fund's performance is within positive or negative 20 basis points (bps) of the investment record of the Dow Jones Wilshire 5000 Index ("Wilshire 5000 Index") over the measuring period. If the Focus Fund's performance exceeds the investment record of the Wilshire 5000 Index by more than 20 bps, the fee rate would be adjusted upward by two bps for every basis point of monthly outperformance above 20 bps, to a maximum of 2.50%. Thus, if the Focus Fund outperforms by 21 bps, the fee rate for the following month would be 1.52%. In order to reach the 2.50% maximum (100 bps above the fulcrum fee), the Focus Fund's total return for the prior month must be at least 70 bps better than the investment record of the Wilshire 5000 Index for the same month period as shown in the tabel below. Conversely, if the Focus Fund's performance is below the investment record of the Wilshire 5000 Index by more than 20 bps, the fee rate would be adjusted downward by two bps for every basis point of monthly underperformance below 20 bps, to a minimum of 0.50%. The fee rate calculated in regard to each month will apply only for the next succeeding month and then will be subject to recalculation for the following month.

  ------------------------------- ---------------------------------------------
  BPS PERFORMANCE
  DIFFERENCE BETWEEN
  FOCUS FUND AND                  INVESTMENT ADVISORY FEE
  WILSHIRE 5000 INDEX             (ANNUAL RATE)
  ------------------------------- ---------------------------------------------

   70+ bps                              2.50%
   60                                   2.30%
   50                                   2.10%   Outperformance
   40                                   1.90%
   30                                   1.70%
  -----------------------------------------------------------------------------
   20                                   1.50%
   10                                   1.50%   No performance adjustment
   0                                    1.50%   to advisory fee in this zone
  -10                                   1.50%
  -20                                   1.50%
  -----------------------------------------------------------------------------
  -30                                   1.30%
  -40                                   1.10%
  -50                                   0.90%   Underperformance
  -60                                   0.70%
  -70 or less                           0.50%

     o Dividend Fund. As full compensation for the investment advisory services provided to the Dividend Fund, the Advisor receives monthly compensation based on the Dividend Fund's average daily net assets at the annual rate of 1.50%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of each of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of each of the Funds for the fiscal year ending August 31, 2005. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.


INVESTMENT SUB-ADVISOR

The Dividend Fund's investment sub-advisor is Centaur Capital Partners, L.P., 100 Crescent Court, Suite 800, Dallas, Texas 75201 ("Sub-Advisor"). The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor as approved by the Trustees. The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Dividend Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as a Delaware limited partnership, is controlled by Malcolm (Zeke) Ashton. The Sub-Advisor has experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the Sub-Advisor was founded in 2002. The Sub-Advisor currently has approximately $8 million in assets under management.

Sub-Advisor Compensation. The Sub-Advisor receives from the Advisor monthly compensation based on the Dividend Fund's average daily net assets at the rate of 0.75% for its sub-advisory services to the Dividend Fund. The Sub-Advisor has also agreed to pay one-half of the Advisor's expenses under the Expense Limitation Agreement as it relates to the Dividend Fund. The Dividend Fund does not pay a direct fee to the Sub-Advisor.


PORTFOLIO MANAGEMENT

The Focus Fund will be co-managed by Whitney R. Tilson and Glenn H. Tongue and the Dividend Fund, with oversight from the Advisor, will be co-managed by Zeke Ashton and Matthew Richey. Background information for each of these individuals is included below.

Whitney R. Tilson. Mr. Tilson has owned or been a partner and managed or co-managed several investment partnerships, management companies, and funds since 1999, including the Advisor (the general partner of Tilson Growth Fund, LP and T2 Qualified Fund, LP, both domestic private investment partnerships), the Tilson Growth Fund, LP, T2 Qualified Fund, LP, the Tilson Offshore Fund, Ltd. (a Cayman mutual fund), Tilson Offshore Partners, LLC (the general partner of the Tilson Offshore Fund, Ltd.), Tilson Capital Management, LP (an investment management company), Tilson Capital Management, LLC (owner of Tilson Capital Management, LP), Tilson Venture Fund, LP (a venture capital fund), and Tilson Venture Capital Partners, LLC (the general partner of the Tilson Venture Fund,
LP).

Mr. Tilson has written a column on value investing for The Motley Fool web site, a media company based in Alexandria, Virginia that specializes in investing and personal finance, since 1999. He has also written for the web site, TheStreet.com, teaches financial statement analysis and business valuation for The Dickie Group, and has been a guest on the television shows Lou Dobbs Moneyline and Wall $treet Week with Fortune. Mr. Tilson serves on the board of Cutter & Buck (NASDAQ: CBUK), a maker of golf and casual apparel.

Prior to 1999, Mr. Tilson co-founded and served as executive director of the Initiative for a Competitive Inner City, a national, not-for-profit organization founded in 1994 to spark new thinking about the business potential of inner cities, thereby creating jobs and wealth for inner-city residents. Mr. Tilson also led the effort to create ICV Partners, a national for-profit private equity fund aimed at minority-owned and inner-city businesses that raised over $130 million. Mr. Tilson was a founding member of Teach for America, the national teacher corps, and spent two years as a consultant at The Boston Consulting Group with a focus on pharmaceuticals and health care.

Mr. Tilson received an MBA with High Distinction from the Harvard Business School where he was elected a Baker Scholar (top 5% of class) and graduated from Harvard College, with a bachelor's degree in Government magna cum laude. Mr. Tilson serves on the Board of the US arm of the Addis Ababa (Ethiopia) Fistula Hospital and is Vice Chairman of the Board of the KIPP Academy, a charter school in the Bronx. He lives in New York, New York.

Glenn H. Tongue. Mr. Tongue is a general partner and co-manger of the Advisor and is the co-manager of the Tilson Growth Fund, LP, the Tilson Offshore Fund, Ltd. and the T2 Qualified Fund, LP. Prior to becoming a general partner and co-manager of the Advisor on April 1, 2004, Mr. Tongue spent seventeen years working on Wall Street, most recently as an investment banker at UBS where he was a Managing Director and Head of Acquisition Finance. Before joining UBS, Mr. Tongue worked at Donaldson, Lufkin and Jenrette ("DLJ") for thirteen years, the last three of which he served as the President of DLJdirect, an on-line brokerage firm. During his tenure there, he oversaw both DLJdirect's IPO and ultimate sale. Prior to DLJdirect, Mr. Tongue was a Managing Director in the Investment Bank at DLJ, where he worked on over 100 transactions aggregating more than $40 billion. Before working on Wall Street, Mr. Tongue managed sales, marketing and certain operations at Blonder-Tongue, Inc., a manufacturer of pay television and cable television distribution equipment.

Mr. Tongue received an MBA with Distinction from the Wharton School of Business and received a Bachelor of Science in Electrical Engineering and Computer Science from Princeton University. He serves of the Board of All Souls School, an early childhood educational facility, and lives in New York, New York.

Zeke Ashton. Mr. Ashton is the founder, managing partner, and a portfolio manager of the Sub-Advisor. Prior to founding the Sub-Advisor in 2002, Mr. Ashton served as the general partner and portfolio manager of Centaur Investments, LP, a private investment partnership, from its inception in November 1999 and was employed as an investment analyst for The Motley Fool ("TMF"). While at TMF, Mr. Ashton developed and produced investing seminars, subscription investing newsletters and stock research reports in addition to writing online investing articles. Mr. Ashton continues to write investment columns with an emphasis on value investing for TMF on a free-lance basis.

Prior to his work at TMF, Mr. Ashton was employed as a senior analyst and project manager in the Zurich, Switzerland office of Infinity Systems, where he provided financial system consulting to Swiss regional and private banks. From 1995 to 1999, Mr. Ashton was employed as a senior analyst and project manager for Wall Street Systems, a New York-based treasury and risk management software company. In this role Mr. Ashton provided consulting services to various clients in Germany, Italy, and the United Kingdom. Mr. Ashton graduated from Austin College in Sherman, Texas in 1995 with degrees in Economics and German.

Matthew Richey. Mr. Richey is a portfolio manager with the Sub-Advisor. Prior to joining the Sub-Advisor in October 2003, Mr. Richey was employed as an investment analyst with a focus on small-cap value stocks for TMF. From March 2002 to September 2003, Mr. Richey wrote stock research reports for TMF print newsletters; co-led an online investing seminar on the subject of when to sell stocks; and, in total, wrote more than 150 online-published articles. Mr. Richey continues to write a monthly freelance investment column for TMF. In an earlier capacity at TMF, from February 1999 to May 2001, Mr. Richey worked with TMF in developing educational online investing content on topics such as the importance of competitive advantage, balance sheet strength, and the superiority of free cash flow over earnings. From June of 2001 through March of 2002, Mr. Richey worked briefly for America Online as a marketing analyst and for the Aegis Value Fund as an independent contractor. Mr. Richey graduated summa cum laude from the University of Tennessee in 1998, with a Bachelor of Science in Finance.


BOARD OF TRUSTEES

Each of the Funds is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on April 23, 2004. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds' business affairs.

ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Funds.


TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in the section of this Prospectus, "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.


DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Other Expenses. In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                             INVESTING IN THE FUNDS
                             ----------------------

MINIMUM INVESTMENT

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment is $2,500 ($1,000 under an automatic investment plan) and the minimum additional investment is $100 ($50 under an automatic investment plan). Each of the Funds may, in the Advisor's or Sub-Advisor's (in the case of the Dividend Fund) sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining a Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. A Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset values of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate net asset value on business holidays when the NYSE is closed.

In valuing a Fund's total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. Each of the Funds may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of each of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Funds' remaining shareholders to make payment in cash, each of the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through a financial intermediary (such as a financial planner or advisor). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


PURCHASING SHARES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of each Fund. In addition, orders will be deemed to have been received by the Funds when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the particular Fund's net asset value next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The particular Fund(s) will charge a $20 fee and may redeem shares of the Fund(s) owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:

             Tilson Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-800-___-____, before wiring funds, to advise the Funds of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For credit to either: (please specify)
                  Tilson Focus Fund
                             Account # 2000021684500
                  Tilson Dividend Fund
                             Account # 2000021678833
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100. Before adding funds by bank wire, please call the Funds at 1-800-___-____ and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Purchases In Kind. The Advisor does not plan to allow purchases in kind, but under exceptional circumstances the Advisor may allow purchase shares of the Funds with securities that are eligible for purchase by the Funds (consistent with that particular Fund's investment restrictions, policies, and goal) and that have a value that is readily ascertainable in accordance with the particular Fund's valuation policies. To ascertain whether your securities will qualify to be accepted as a purchase in kind for a particular Fund, please contact the Advisor at 1-800-___-____. If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute that particular Fund's net asset value.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the respective Fund(s) will automatically charge the shareholder's checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the

21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the appropriate Fund.

Exchange Feature. You may exchange shares of any of the Tilson Funds for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Funds. Such a pattern may, at the discretion of the Advisor, be limited by the Funds' refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in each Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the appropriate Fund(s) will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow a Fund to identify the investor. A Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             Tilson Funds
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the applicable Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. Each of the Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

          (1)  Name of Fund;
          (2)  Shareholder(s) name and account number;
          (3)  Number of shares or dollar amount to be redeemed;
          (4) Instructions for transmittal of redemption proceeds to the shareholder; and
          (5)  Shareholder(s)   signature(s)   as  it/they   appear(s)   on  the
               application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. See "Signature Guarantees" below.

Each of the Funds, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-___-____. Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the
Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. However, the Funds will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $2,500 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount (not less than $50). Each month or quarter, as specified, the particular Fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Fees on Redemptions. As explained under "Fees and Expenses of the Funds," the Funds charge a Redemption Fee of 2.00% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the particular Fund to defray the costs of liquidating an investor and discourage short-term trading of Fund shares. No Redemption Fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a Redemption Fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of shares held by the shareholder for the longest period of time.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $2,500 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account net asset value up to at least $2,500 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions In Kind. The Funds do not intend, under normal circumstances, to redeem their shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of that Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of that Funds' net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund's election.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Funds reserve the right to (i) refuse to accept any request to purchase shares of the Funds for any reason; and (ii) suspend their offering of shares at any time.



                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

The Funds will distribute most of their income and realized gains to their shareholders every year. Income dividends paid by the Funds derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by a Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by a Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

Because the Funds are new funds, there is no financial or performance information included in this prospectus for the Funds. Once the information becomes available, you may request this information at no charge by calling the Funds at 1-800-___-____.


ADDITIONAL INFORMATION

Please see the back cover on how to contact the Funds and how to receive additional information regarding the Funds.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND
________________________________________________________________________________


Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this Prospectus. Additional information about the Funds' investments will also be available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Reports will include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) by contacting the Funds:

         By telephone:         1-800-___-____

         By mail:              Tilson Funds
                               c/o NC Shareholder Services
                               116 South Franklin Street
                               Post Office Box 4365
                               Rocky Mount, North Carolina 27803-0365

         By e-mail:            info@ncfunds.com

         On the Internet:      www.ncfunds.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-21606

                                     PART B
                                     ======


                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION


                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND

                              Each a series of the
                             TILSON INVESTMENT TRUST
                        145 East 57th Street, Suite 1100
                            New York, New York 10022
                            Telephone 1-800-___-____

                                November __, 2004



                                Table of Contents
                                -----------------

    OTHER INVESTMENT POLICIES..............................................2
    INVESTMENT LIMITATIONS.................................................7
    PORTFOLIO TRANSACTIONS.................................................8
    NET ASSET VALUE.......................................................10
    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........................10
    DESCRIPTION OF THE TRUST..............................................11
    ADDITIONAL INFORMATION CONCERNING TAXES...............................12
    MANAGEMENT AND OTHER SERVICE PROVIDERS................................14
    SPECIAL SHAREHOLDER SERVICES..........................................21
    ADDITIONAL INFORMATION ON PERFORMANCE.................................22
    FINANCIAL STATEMENTS..................................................24
    APPENDIX A - DESCRIPTION OF RATINGS...................................25
    APPENDIX B - PROXY VOTING POLICIES....................................29






This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for the Tilson Focus Fund and the Tilson Dividend Fund (each referred to as "Fund" and collectively, the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds and Annual Reports for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Tilson Focus Fund ("Focus Fund") and the Tilson Dividend Fund ("Dividend Fund") are non-diversified series of the Tilson Investment Trust ("Trust"). The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on April 23, 2004 as a Delaware statutory trust. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus for the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

Repurchase Agreements. Each Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale generally will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees") has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for any repurchase obligations. Additionally, T2 Partners Management LP, the Funds' investment advisor ("Advisor"), and additionally in the case of the Dividend Fund, Centaur Capital Partners, L.P., the Dividend Fund's investment sub-advisor ("Sub-Advisor"), will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, a Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. A Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Funds may invest in money market instruments which may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturities generally range from 2 to 270 days and it is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion, with respect to the Focus Fund, and the Advisor's and Sub-Advisor's (collectively, "Advisors" meaning the Advisor with respect to the Focus Fund and the Advisor and/or Sub-Advisor with respect to the Dividend Fund) opinion in the case of the Dividend Fund. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisors will monitor, on an ongoing basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Funds will not acquire securities of any one investment company if, immediately thereafter, a Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of a Fund's total assets, or securities issued by such company and securities held by a Fund issued by other investment companies would have an aggregate value in excess of 10% of a Fund's total assets, except as otherwise permitted by SEC rules. To the extent a Fund invests in other investment companies, the shareholders of a Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of a Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Equity Securities. The equity portion of the Funds' portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Funds' portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Convertible Securities. Although the equity investments of the Funds consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, the Advisors believe that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stock, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Funds' ability to invest in warrants may be limited by the Funds' investment restrictions.

Companies With Unusual Valuations Based Upon Many Traditional Methods. The Funds may invest in securities of companies whose market prices grow and very quickly reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in these securities are accompanied by a substantial risk of loss because of the their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants' expectations regarding the potential markets, revenues, income or profitability for these types of companies.

Foreign Securities. The Funds may invest directly in foreign securities traded on U.S. national exchanges or over-the-counter domestic exchanges; foreign securities represented by American Depository Receipts ("ADRs"), as described below; and foreign securities traded on foreign exchanges. The Funds may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic  issuers.  Investments in foreign  securities  also involve the risk of
possible  adverse  changes  in  investment  or  exchange  control   regulations,
expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income that a Fund receives from its investments.

ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Corporate and Municipal Debt Securities. The Funds may invest in fixed income investments, including corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Funds' debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch, or if not rated, of equivalent quality in the Advisors' opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P's or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P, and Fitch are contained in this SAI. While the Advisors utilize the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

U.S. Government Securities. The Funds may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government securities may also be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of a Fund's shares.

Real Estate Securities. Although the Funds will not invest directly in real estate, the Funds may invest in securities of issuers primarily engaged in or related to the real estate industry. The Funds may invest in real estate investment trusts ("REITs") and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development or companies whose financial prospects are deemed by the Advisors to be real estate oriented and consistent with the Fund's investment objectives. A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds;
overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended.

REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain a Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Funds' current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Funds will write only options on futures contracts that are "covered." A Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, a Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, a Fund owns a security deliverable under the futures contract. A Fund will be considered "covered" with respect to a call option it has written on a securities index future if a Fund owns, so long as a Fund is obligated as the writer of the call, securities the price changes of which are, in the opinion of the Advisors, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, a Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the particular Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for a Fund. If the option is exercised, a Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the particular Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of a Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts can be volatile instruments and involve certain risks. If the Advisors apply a hedge at an inappropriate time or judge market movements incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Funds will not engage in transactions in futures contracts and related options for speculation. In addition, the Funds will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of a Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian, thereby ensuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Fund, the securities underlying such futures contracts or options will at all times be maintained by a Fund or, in the case of index futures and related options, a Fund will own securities the price changes of which are, in the opinion of the Advisors, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period. The risks associated with option transactions include the following: (i) the success of a hedging strategy may depend on the ability of the Advisors to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in the market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Writing Call Options. The Funds will write covered call options both to reduce the risks associated with certain of their investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that, in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a Fund. When an underlying security is sold from a Fund's securities portfolio, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If a Fund writes a put option, a Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to close out positions. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. A Fund may write covered put and call options and purchase put and call options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund's securities or securities it intends to purchase. The Funds write only "covered" options. A call option on a securities index is considered covered, for example, if, so long as a Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Advisors, expected to replicate substantially the movement of the index or indexes upon which the options written by a Fund are based. A put on a securities index written by a Fund will be considered covered if, so long as it is obligated as the writer of the put, a Fund segregates with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Total Return Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The Funds' use of securities index options is subject to certain risks. A Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on securities indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in a Fund's portfolio securities. Consequently, a Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of a Fund's put options on the securities indexes. It is also possible that there may be a negative correlation between the index and a Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on securities indexes acquired by a Fund.

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o    current  and  anticipated   short-term  interest  rates,   changes  in
          volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o    differences   between  the  derivatives,   such  as  different  margin
          requirements,   different   liquidity   of   such   markets   and  the
          participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

     o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o    have to purchase or sell the instrument underlying the contract;

     o    not be able to hedge its investments; and

     o    not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o the facilities of the exchange may not be adequate to handle current trading volume;

     o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o investors may lose interest in a particular derivative or category of derivatives.

If the Advisor incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o    actual and anticipated changes in interest rates;

     o    fiscal and monetary policies; and

     o    national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Forward Commitment & When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Advisors feels such action is appropriate. In such a case, a Fund could incur a short-term gain or loss.

Illiquid Investments. The Funds may invest up to 15% of their net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. The following securities may be considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities, restricted securities, assignments, participations, investment certificates and certain limited partnerships. Under the supervision of the Trustees, the Advisors determine the liquidity of the Fund's investments, and through reports from the Advisors, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisors may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities. Within their limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted Securities which can be offered and sold to qualified institutional buyers under Rule 144A of the 1993 Act ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Lending of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisors have determined are creditworthy under guidelines established by the Board of Trustees. In determining whether a Fund will lend securities, the Advisors will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Advisors. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Short Sales. The Focus Fund may commit up to 25% of the Focus Fund's assets in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Focus Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Focus Fund then sells the borrowed security to a buyer in the market. The Focus Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Focus Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Focus Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Focus Fund replaces the borrowed security. The Focus Fund will realize a gain if the security declines in price between those dates. Short sales involve leverage, which may exaggerate a gain or loss. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Focus Fund may be required to pay in connection with a short sale. The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds. When the Focus Fund makes a short sale, the Focus Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Focus Fund's books and/or in a segregated account at the Focus Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Focus Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Focus Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Focus Fund's short position obligations.

In addition, the Focus Fund may make short sales "against the box" i.e., when the Focus Fund sells a security short when the Focus Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

 Lack of Diversification. The Funds are non-diversified funds, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of a Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets; and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the U.S. tax code and the Funds' investment restrictions (see description below under "Investment Limitations"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.


                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

Fundamental Limitations. As a matter of fundamental policy, neither the Focus Fund nor the Dividend Fund may:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2)  Issue senior securities, except as permitted by the 1940 Act;

(3) Borrow money, except to the extent permitted under the 1940 Act and other applicable law (including, without limitation, borrowing to meet redemptions). For purposes of this investment limitation, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(4) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(6) Make investments for the purpose of exercising control or management over a portfolio company;

(7) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(8) Make loans, provided that the Funds may lend their portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this limitation, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(9) Purchase or sell real estate or interests in real estate; provided, however, that the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); and

(10) Invest in commodities, except that the Funds may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Non-Fundamental   Limitation.   The  following  investment   limitation  is  not
fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Funds may not:

     Invest in interests in oil, gas or other mineral exploration or development programs, although the Funds may invest in the common stock of companies which invest in or sponsor such programs.

With respect to the "fundamental" and "non-fundamental" investment limitations above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisors are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisors, in their sole discretion, believe such practice to be otherwise in a Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisors will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Advisors shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Funds.

The Advisors will not use "soft dollar" commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Advisors.

The Advisors may also utilize a brokerage firm affiliated with the Trust or the Advisors if they believe it can obtain the best execution of transactions from such broker. The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisors or an affiliated person of the Advisors (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisors, or an affiliated person of the Advisors, are members, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for a Fund will be made independently from those for the other Fund and any other series of the Trust, and for any other investment companies and accounts advised or managed by the Advisors. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisors may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisors believe to be equitable to a Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.


                                 NET ASSET VALUE

The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund's net asset value is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of each class of the Funds' shares will not be calculated.

The net asset value per share of each Fund is calculated separately by adding the value of a Fund's securities and other assets belonging to a Fund, subtracting the liabilities charged to a Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of a Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Assets belonging to a Fund are charged with the direct liabilities of a Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a Fund are conclusive.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Funds' distributor, Capital Investment Group, Inc. ("Distributor"), or the Funds directly. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value.

The purchase price of shares of each Fund is the net asset value next determined after the order is received. Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price caculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price caluclated as of that time on the next business day.

Each Fund reserves the right in its sole discretion to (i) suspend the offering of its shares, (ii) reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund and its shareholders, and
(iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies of scale can be achieved in sales of Fund shares.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Funds - Redeeming Your Shares," each Fund may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds, and the assessment of a redemption fee on redemptions of Fund shares occurring within one year following the issuance of such shares. For information on the redemption fee, see "Redeeming Your Shares - Fees on Redemptions" in the Prospectus.


                            DESCRIPTION OF THE TRUST

The Trust, which is an unincorporated statutory trust organized under Delaware law on April 23, 2004, is an open-end investment management company. The Trust's Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust Instrument currently provides for the shares of two series: the Tilson Focus Fund and the Tilson Dividend Fund, both managed by T2 Partners Management LP and, in the case of the Dividend Fund, sub-advised by Centaur Capital Partners, L.P. of New York, New York and Dallas, Texas, respectively. Each Fund currently has only one class of shares. The number of shares of each series shall be unlimited. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of the appointment of an independent registered public accounting firm for the Trust, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of each Fund will be fully paid and non-assessable.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. Subject to the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders. The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including each Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Funds. The Trustees set broad policies for the Funds and choose the Funds' officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees"), the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), and each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 145 East 57th Street, Suite 1100, New York, New York 10022.

------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
                                                                                       Number of
                                                                                      Portfolios
                                                                                        in Fund
                         Position(s)  Length                                            Complex
        Name, Age,        held with   of Time        Principal Occupation(s)          Overseen by         Other Directorships
        and Address      Fund/Trust    Served          During Past 5 Years              Trustee             Held by Trustee
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
                                                     Independent Trustees
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
Jack E. Brinson, 72      Trustee,     Since    Retired    since    January    2000;        2        Independent   Trustee   of   the
                         Chairman     __/2004  Previously,    President,    Brinson                 following   -  de   Leon   Funds
                                               Investment       Co.       (personal                 Trust  for  the  one  series  of
                                               investments) and President,  Brinson                 that   trust;    Gardner   Lewis
                                               Chevrolet, Inc. (auto dealership).                   Investment  Trust  for the three
                                                                                                    series of that trust; Hillman
                                                                                                    Capital Management Investment
                                                                                                    Trust for the two series of
                                                                                                    that trust; MurphyMorris
                                                                                                    Investment Trust for the one
                                                                                                    series of that trust; Merit
                                                                                                    Advisors Investment Trust
                                                                                                    for the one series of that
                                                                                                    trust; and Merit Advisors
                                                                                                    Investment Trust II for the
                                                                                                    one series of that trust;
                                                                                                    New Providence Investment
                                                                                                    Trust for the one series of
                                                                                                    that trust; The Nottingham
                                                                                                    Investment Trust II for the
                                                                                                    seven series of that trust;
                                                                                                    (all registered investment
                                                                                                    companies)
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
 Theo H. Pitt, Jr., 68   Trustee      Since    Senior Partner,  Community Financial        2        Independent   Trustee   of   the
                                      __/2004  Institutions    Consulting,    Rocky                 following  - de Leon Funds Trust
                                               Mount,  North  Carolina  since  1997                 for  the  one   series  of  that
                                               and  Account  Administrator,  Holden                 Trust;  Gardner Lewis Investment
                                               Wealth  Management Group of Wachovia                 Trust  for the  three  series of
                                               Securities  (money  management firm)                 that  trust;   Hillman   Capital
                                               since September 2003.                                Management  Investment Trust for
                                                                                                    the two series of that trust;
                                                                                                    MurphyMorris Investment Trust
                                                                                                    for the one series of that
                                                                                                    trust; Merit Advisors Investment
                                                                                                    Trust for the one series of
                                                                                                    that trust; and Merit Advisors
                                                                                                    Investment Trust II for the
                                                                                                    one series of that trust
                                                                                                    (all registered investment
                                                                                                    companies)
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
                                                      Interested Trustee
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
 Whitney R. Tilson, 37   Trustee,     Since    Founder  and  Managing  Partner,  T2        2        Member    of   the    Board   of
                         President    __/2004  Partners  Management,  LLC (formerly                 Directors  of Cutter & Buck Inc.
                         (Principal            Tilson  Capital  Partners  LLC)  and                 since September, 2004.
                         Executive             various  affiliated  entities  since
                         Officer) 1998.
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
Basis of Interestedness: Mr. Tilson is an Interested Trustee because he is a Managing Member of T2 Partners Management LP, the
investment advisor of the Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                        Other Officers
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
Glenn H. Tongue, 45      Vice-PresidenSince    Fund     Manager,     T2    Partners       n/a                     n/a
                         Treasurer    __/2004  Management,  LLC since April,  2004;
                         (Principal            Investment  Banker,  UBS (investment
                         Financial             banking  firm) from  January 2002 to
                         Officer)              March 2003;  previously,  Executive,
                                               CSFB    direct     (on-line
                                               brokerage firm).
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
C. Frank Watson III, 34  Secretary    Since    President   and   Chief    Operating       n/a                     n/a
116 S. Franklin Street                __/2004  Officer since 1999,  The  Nottingham
Rocky Mount, NC  27804                         Company    (administrator   to   the
                                               Funds); previously,  Chief Operating
                                               Officer, The Nottingham Company.
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------

                                       19

------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------
Julian G. Winters, 35    Assistant     Since   Vice            President-Compliance       n/a                     n/a
116 S. Franklin Street   Secretary    __/2004  Administration,    The    Nottingham
Rocky Mount, NC  27804   and                   Company, since 1998.
                         Assistant
                         Treasurer
------------------------ ------------ -------- ------------------------------------- -------------- --------------------------------

Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

         Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Funds should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Funds is entitled to vote presents a conflict between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Advisors, principal underwriter or an affiliated person of the Funds, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary.

         Qualified Legal Compliance Committee: The Independent Trustees are the current members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary.

Beneficial Equity Ownership Information. The table below shows the amount of the Funds' equity securities beneficially owned by the Trustees and the aggregate value of all of the Trustee's investments in equity securities of the Trust complex as of a valuation date of December 31, 2003. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

--------------------------- ------------------------ ------------- ---------------------------
                                                                    Aggregate Dollar Range of
                                                        Dollar      Equity Securities in All
                                                       Range of     Funds Overseen or to be
                                                        Equity       Overseen by Trustee in
                                                      Securities      Family of Investment
    Name of Trustee                  Funds           in the Fund           Companies*
--------------------------- ------------------------ ------------- ---------------------------
                              INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------
Jack E. Brinson             Focus Fund                    A
--------------------------- ------------------------ ------------- ---------------------------
                            Dividend Fund                 A
--------------------------- ------------------------ ------------- ---------------------------
                                                                               A
--------------------------- ------------------------ ------------- ---------------------------

                                       20

--------------------------- ------------------------ ------------- ---------------------------
Theo H. Pitt, Jr.           Focus Fund                    A
--------------------------- ------------------------ ------------- ---------------------------
                            Dividend Fund                 A
--------------------------- ------------------------ ------------- ---------------------------
                                                                               A
--------------------------- ------------------------ ------------- ---------------------------
                               INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------
Whitney R. Tilson           Focus Fund                    A
--------------------------- ------------------------ ------------- ---------------------------
                            Dividend Fund                 A
--------------------------- ------------------------ ------------- ---------------------------
                                                                               A
--------------------------- ------------------------ ------------- ---------------------------

 *Includes the two funds of the Trust.



Ownership of Securities of Advisors, Distributor, or Related Entities. As of December 31, 2003, the Independent Trustees and/or their immediate family members owned no securities of the Advisors, Distributor, or any entity controlling, controlled by, or under common control with the Advisors or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve the Advisory Agreement with the Advisor and the renewal and continuance thereof. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating, (iii) overall expenses of the Funds including the Expense Limitation Agreement between the Trust on behalf of the Funds and the Advisor; (iv) the financial condition of the Advisor; (v) the Advisor's investment strategies for the Funds; and (vi) with respect to the Dividend Fund, the Advisor's investment sub-advisory contract with the Sub-Advisor ("Sub-Advisory Agreement"), including the services being provided by the Sub-Advisor.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Funds: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreement and the Funds' expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor's proposed services, personnel and investment strategy; (iv) that they were satisfied with the Sub-Advisor Agreement, with respect to the Dividend Fund; and
(v) that it was in the best interest of the Trust and the Funds to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the Advisory Agreement for the Fund for an initial two year period.

Approval of the Investment Sub-Advisory Agreement. As discussed in the "Investment Sub-Advisor" section below for the Dividend Fund, the Trustees have approved the Sub-Advisory Agreement between the Advisor and the Sub-Advisor and the renewal and continuance thereof. In evaluating whether to approve the Sub-Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor and Sub-Advisor relating to the Sub-Advisor and its proposed services to the Advisor and the Dividend Fund, as well as other materials and comparative reports provided by the Dividend Fund's other service providers, including Fund Counsel. Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Dividend Fund: (i) that they were satisfied with the terms and conditions of Sub-Advisor Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Sub-Advisor Agreement or interested persons of the Sub-Advisor, unanimously approved the Sub-Advisory Agreement as it relates to the Dividend Fund for an initial two year period.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $500 per series of the Trust per meeting attended in person and $200 per series of the Trust per meeting attended by telephone. Half of the fees received by such Trustees will be invested in shares of the particular Fund on that Trustee's behalf on the date they are received. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.*

------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                       Pension or Retirement     Estimated Annual      Total Compensation From
                           Aggregate Compensation    Benefits Accrued As Part     Benefits Upon               Fund and Fund
   Name of Trustee          From Each of the Funds      of Funds Expenses           Retirement        Complex Paid to Trustees**
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                     Independent Trustees
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Jack E. Brinson                    $1,900                     None                    None                     $3,800
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Theo H. Pitt, Jr.                  $1,900                     None                    None                     $3,800
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
                                                      Interested Trustee
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------
Whitney R. Tilson                   None                      None                    None                      None
------------------------- -------------------------- ------------------------ ---------------------- ---------------------------

* Figures are  estimates  for the fiscal year ending August 31, 2005.
** Each of the Trustees serves as a Trustee to the two funds of the Trust.

Code of Ethics. The Trust, the Advisor, and the Sub-Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

Effective with the 12-month period ended June 30, 2005, the Funds will file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-800-___-____; and (ii) on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. As of October 27, 2004, the Trustees and officers of the Trust, as a group, owned beneficially (i.e., had voting and/or investment power) 50% and 0% of the then outstanding shares of the Focus Fund and the Dividend Fund, respectively. On that same date, the following shareholder(s) owned of record more than 5% of the outstanding shares of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of October 27, 2004.

                                   FOCUS FUND

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership          Percent
----------------                        --------------------          -------

Thomas D. and Susan H. Tilson             5,000.000 Shares             50.00 %*
1165 Fifth Avenue, Apt. 4 C
New York, New York 10029

Glenn H. Tongue                           5,000.000 Shares             50.00 %*
605 East 82nd Street, Apt. 11 F
New York, New York 10028

                                  DIVIDEND FUND


Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership          Percent
----------------                        --------------------          -------
None


 * Deemed to "control" the shares of the Fund, as defined by applicable SEC regulations.

Investment Advisor. Information about T2 Partners Management LP, 125 East 57th Street, Suite 1100, New York, New York 10022, and its duties and compensation as Advisor, is contained in the Prospectus. The Advisor currently has approximately $73 million in assets under management.

The Advisor supervises the Funds' investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are not either parties to the Advisory Agreement or interested persons of any such party, or by vote of a majority of the Fund's outstanding voting securities. The Advisory Agreement is terminable without penalty on 60-days notice by the Trustees or by vote of a majority of the outstanding voting securities of the respective Fund. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages the Funds' investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees. The Advisor is responsible for investment decisions and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of Whitney R. Tilson and Glenn H. Tongue is responsible for the day-to-day management of the Funds' portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or a loss resulting from the Advisor's reckless disregard of its duties and obligations under the Agreement.

With respect to the Focus Fund, the Advisor receives monthly compensation which is a variable performance incentive fee comprised of an annual fixed rate fee of 1.50% of average daily net assets (fulcrum fee), which is subject to a monthly performance incentive fee adjustment (performance adjustment) in accordance with a schedule of rates as described in the Prospectus. With respect to the Dividend Fund, the Advisor will receive a monthly management fee equal to an annual rate of 1.50% of the Dividend Fund's net assets. In addition, the Advisor and the Funds have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of each of the Funds for the fiscal year ending August 31, 2005 as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees.

Investment Sub-Advisor. Information about the Dividend Fund's Sub-Advisor, Centaur Capital Partners, L.P., 100 Crescent Court, Suite 800, Dallas, Texas 75201 and its duties and compensation as Sub-Advisor is contained in the Prospectus. The Sub-Advisor currently has approximately $8 million in assets under management.

The Sub-Advisor assists the Advisor in supervising the Dividend Fund's investments pursuant to the Sub-Advisory Agreement. The Sub-Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, or by vote of a majority of the Dividend

Fund's outstanding voting securities. The Sub-Advisory Agreement is terminable without penalty on 60-days notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the Dividend Fund. The Sub-Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

Under the Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Dividend Fund in connection with the performance of such Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor's reckless disregard of its duties and obligations under the Agreement.

The Sub-Advisor will receive a monthly management fee from the Advisor equal to an annual rate of 0.75% of the Dividend Fund's net assets. The Sub-Advisor has also agreed to share in half of the Advisor's fee waivers and expenses under the Expense Limitation Agreement as it relates to the Dividend Fund. The Fund does not pay a direct fee to the Sub-Advisor.

Fund Accountant and Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee from each of the Funds at the following annual rates: 0.175% on the first $50 million of the Funds' net assets; 0.150% on the next $50 million; 0.125% on the next $50 million; 0.10% on the next $50 million; and 0.075% on all assets over $200 million; with a minimum administration fee of $2,000 per month. In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of each of the Funds and $750 for each additional class of shares of the Funds and an asset based fee of 1 basis point for accounting and recordkeeping services for each of the Funds. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Funds' net assets and 0.009% on all assets over $100 million, plus certain transaction costs, with a minimum annual fee of $4,800. The Administrator will also charge the Funds for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator will perform the following services for the Funds: (1) procure on behalf of the Trust, and coordinate with, the custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Funds; (3) provide the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (4) assist or supervise the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law;
(5) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) take such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Funds.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated based upon a $15.00 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund, plus an additional $500 per month for each additional class of shares.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to the Distribution Agreement approved by the Trustees.

In this regard, the Distributor has agreed, at its own expense, to qualify as a broker-dealer under all applicable federal or state laws in those states which either Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for that Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Custodian. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund's request and maintains records in connection with its duties as custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of a Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, to serve as the independent registered public accounting firm for each of the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds' federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

Such firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Parker, Poe, Adams and Bernstein L.L.P., Three Wachovia Center, 401 South Tryon Street, Suite 3000, Charlotte, North Carolina 28202 serves as legal counsel to the Trust and the Funds.


                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their accounts as often as they wish. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are normally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking accounts. With shareholder authorization and bank approval, the relevant Fund will automatically charge the checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $2,500 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing a Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity to electronically deposit the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Funds - Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Funds upon 60 days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-800-___-____, or by writing to:

                                  Tilson Funds
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the particular Fund. The acceptance of such securities is at the sole discretion of the Advisors, based upon the suitability of the securities accepted for inclusion as a long term investment of the respective Fund(s), the marketability of such securities, and other factors which the Advisors may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Funds - Purchase and Redemption Price" in the Prospectus.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) a Fund's name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each of the Funds may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period for shares of that Fund that would equate an initial investment in shares of the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, or ten year periods, or for the life of the Fund if it has not been in existence for any such periods, and such other period as may be required under applicable law or regulations. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

Performance figures are based on historical earnings and are not a guarantee of future performance.

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                  P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of a Fund's performance for any specified period in the future.

The yield of a Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                            Yield = 2[(A - B + 1)6-1]
                                      -----
                                       CD

Where:   A = dividends and interest earned during the period.
         B = expenses accrued for the period (net of reimbursements).
         C = average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends.
         D = the maximum offering price per share on the last day of the period.

The yield is based on a 30-day (or one month) period. Additional classes of shares of the Fund, if any, calculates their yield separately because of different expenses that would affect each class.

The Funds' performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Funds may compare their performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of common stocks in the United States securities markets. Additionally, the Focus Fund may compare its return against the Wilshire 5000 Index, which is generally considered to be representative of the performance of the entire United States stock market. The Funds may also measure their performance against one or more appropriate Lipper Indexes that rank the performance of mutual funds with an objective similar to those of the Funds. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Funds may also occasionally cite statistics to reflect their volatility and risk. The Funds may also compare their performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Funds may also compare its performance to other reports of the performance of managed accounts of the Advisors. Of course, there can be no assurance the Funds will experience the same results. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Funds' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Funds may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities as of September 17, 2004 for the Focus Fund is included below.



                    [Financial Statement To Be Included Here]

                    [Deloitte & Touche Opinion To Be Included Here]

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisors believe that the quality of the securities in which the Funds may invest should be reviewed quarterly and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisors:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisors to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisors:


     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.


     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.


     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


     Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


     B - Obligations rated B are considered speculative and are subject to high credit risk.


     Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


     Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


     C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Short-Term Ratings
------------------


Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.


Moody's employs the following designations to indicate the relative repayment ability of rated issuers:


     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.


US Municipal Short-Term Debt And Demand Obligation Ratings
----------------------------------------------------------


Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.


     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.


When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.


VMIG rating expirations are a function of each issue's specific structural or credit features.


     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.


     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings
-----------------

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation
     o f credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisors to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings
------------------

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisors to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy; and

     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.


[TO BE DETERMINED]

                    [Insert the Trust's Proxy Voting Procedure here]

                   [Insert the Advisor's Proxy Voting Procedure here]

                                     PART C
                                     ======


                                    FORM N-1A

                                OTHER INFORMATION


ITEM 22. Exhibits

     (a) Declaration of Trust ("Trust Instrument").^1

     (b) By-Laws.^1

     (c) Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered. (Certificates for shares are not issued.)^1

     (d)(1) Investment Advisory Agreement between Tilson Investment Trust ("Registrant") and T2 Partners Management LP ("Advisor"), as advisor for the Tilson Focus Fund and the Tilson Dividend Fund.^2

     (d)(2) Investment Sub-Advisory Agreement between Centaur Capital Partners, L.P. ("Sub-Advisor") and the Advisor with respect to the Tilson Dividend Fund.^2

         (e)   Distribution   Agreement   between  the  Registrant  and  Capital
Investment Group, Inc. ("Distributor"), as distributor for the Tilson Focus Fund and the Tilson Dividend Fund.^2

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(2) First Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(3) Second Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(4) Third Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(5) Fourth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(6) Fifth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(7) Sixth Addendum to Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(8)  Seventh  Addendum  to  Master  Custodian   Agreement   between  The
Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

     (g)(9) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as custodian for the Tilson Focus Fund and the Tilson Dividend Fund.^2

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, as administrator for the Registrant.^2

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as transfer agent for the Registrant.^2

     (h)(3) Expense Limitation Agreement between the Registrant and the Advisor with respect to the Tilson Focus Fund and the Tilson Dividend Fund.^2

     (i) Opinion and Consent of Parker, Poe, Adams & Bernstein L.L.P. regarding the legality of securities registered with respect to the Registrant.^2

     (j) Consent of Deloitte & Touche LLP, independent auditor, with respect to the Tilson Focus Fund and the Tilson Dividend Fund.^2

     (k) Balance Sheet of the Tilson Focus Fund dated September 17, 2004.^2

     (l) Initial Subscription Agreement.^2

     (m) Not Applicable.

     (n) Not Applicable.

     (o) Reserved.

     (p)(1) Code of Ethics for the Registrant.^2

     (p)(2) Code of Ethics for the Advisor.^2

     (p)(3) Code of Ethics for the Sub-Advisor.^2

     (q) Copy of Powers of Attorney.^2

^1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed July 23, 2004 (File No. 333-117597).

^2  To be filed by amendment.


ITEM 23. Persons Controlled by or Under Common Control with the Registrant

     No person is controlled by or under common control with the Registrant.


ITEM 24. Indemnification

     Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

     Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Section 3. Indemnification.

          (a) Subject to the exceptions and limitations  contained in Subsection
     (b) below:

               (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

               (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 25. Business and other Connections of the Investment Advisor

     The description of the Advisor and Sub-Advisor is found under the caption of "Management of the Funds - Investment Advisor" and "Management of the Funds - Investment Sub-Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor" and "Management and Other Service Providers - Investment Sub-Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor and Sub-Advisor provide investment advisory services to other persons or entities other than the Registrant.


ITEM 26. Principal Underwriter

     (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, The Turnaround Fund, CM Advisers Fund, PMFM Managed Portfolio Trust, PMFM Moderate Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, MurphyMorris ETF Fund, Merit High Yield Fund, and Merit High Yield Fund II.

     (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, N.C. 27622, (919) 831-2370.

         (1)                          (2)                         (3)
                             Position and Offices        Positions and Offices
        Name                   With Underwriter             with Registrant
        ----                   ----------------             ---------------

Richard K. Bryant                  President                     None

E.O. Edgerton, Jr.               Vice President                  None

Delia Z. Ferrell                   Secretary                     None

Con T. McDonald              Assistant Vice-President            None

W. Harold Eddins, Jr.        Assistant Vice-President            None

     (c) Not applicable.


ITEM 27. Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 145 East 57th Street, Suite 1100, New York, New York 10022, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham
Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 28. Management Services

     None.


ITEM 29. Undertakings

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 27th day of October, 2004.


                             TILSON INVESTMENT TRUST


                             By:      /s/ Julian G. Winters
                                     ______________________________
                                     Julian G. Winters, Trustee



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                            /s/ Julian G. Winters              October 27, 2004
                            ____________________________       ________________
                            Julian G. Winters, Trustee         Date